Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2011	2010
Buildings and leasehold improvements	$822,122	$680,879
Furniture, fixtures and equipment	349,750	316,749

Total	1,171,872	997,628
Less: Accumulated depreciation	(315,198)	(283,080)

Property and equipment, net	$856,674	$714,548

As of December 31, 2011 and 2010, approximately $27,500 and $27,600, respectively, of capitalized interest is included in buildings and leasehold improvements and is being depreciated over the useful life of the related assets.